Dividends (Tables)	12 Months Ended
Jun. 30, 2025
Dividends [Abstract]
Schedule of Dividend Payable

Dividend payable consist of the following:

	For the year ended June 30,
	2025	2024
Dividend payable – beginning of period	$640,344	$1,104,231
Cash dividend declared	—	640,344
Net changes in foreign exchange impact	—	—
Cash dividend paid	(640,344)	(1,104,231)
Dividend payable – end of period	$—	$640,344